COLUMBIA LARGE COMPANY INDEX FUND
                                  (the "Fund")
                  Supplement to Prospectus dated August 1, 2004
                             Class A, B and C Shares


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

Example Expenses help you compare the cost of investing in the Fund to the cost
of investing in other mutual funds.   It uses the following hypothetical
conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain the same
o Reinvestment of all dividends and distributions
o Class B shares convert to Class A shares after eight years



  Annual Fund Operating Expenses (deducted directly from Fund Assets)
                                                               Class A            Class B            Class C
  Management fee (1) (2) (%)                                     0.20              0.20               0.20
  -------------------------------------------------------- ----------------- ------------------ ------------------
  -------------------------------------------------------- ----------------- ------------------ ------------------
  Distribution and service (12b-1) fees (%)                      0.25              1.00               1.00
  -------------------------------------------------------- ----------------- ------------------ ------------------
  -------------------------------------------------------- ----------------- ------------------ ------------------
  Other expenses  (%)                                            0.00              0.00               0.00
  -------------------------------------------------------- ----------------- ------------------ ------------------
  Total annual fund operating expenses (%)                       0.45              1.20               1.20

(1)  The Fund pays a management fee of 0.10% and an administration fee of 0.10%.
(2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.


   Example Expenses  (your actual costs may be higher or lower)
   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $618          $711           $813          $1,109
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B:          did not sell your shares                  $122          $381           $660          $1,246
            sold all your shares at the end of the period      $622          $681           $860          $1,246
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class C:          did not sell your shares                  $122          $381           $660          $1,455
            sold all your shares at the end of the period      $222          $381           $660          $1,455
   -------------------------------------------------------- ------------ -------------- ------------- ---------------


126-36/759U-0305                                                 March 18, 2005

                        COLUMBIA LARGE COMPANY INDEX FUND
                                  (the "Fund")
                  Supplement to Prospectus dated August 1, 2004
                                 Class Z Shares


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

Example Expenses help you compare the cost of investing in the Fund to the cost
of investing in other mutual funds.   It uses the following hypothetical
conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain the same
o Reinvestment of all dividends and distributions

  Annual Fund Operating Expenses (deducted directly from Fund Assets)


  Management fee (1) (2)  (%)                                    0.20
  -------------------------------------------------------- -----------------
  -------------------------------------------------------- -----------------
  Distribution and service (12b-1) fees (%)                      0.00
  -------------------------------------------------------- -----------------
  -------------------------------------------------------- -----------------
  Other expenses (3)  (%)                                        0.08
  -------------------------------------------------------- -----------------
  Total annual fund operating expenses (%)                       0.28

(1)  The Fund pays a management fee of 0.10% and an administration fee of 0.10%.
(2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.
(3) The advisor and/or its affiliates have agreed to reimburse 0.01% of other expenses for Class Z shares. As a result, other expenses would be 0.07% and total annual fund operating expenses would be 0.27%. This arrangement may be modified or terminated by the advisor and/or its affiliates at any time.


   Example Expenses  (your actual costs may be higher or lower)
                                                              1 Year        3 Years       5 Years        10 Years
                                                                $29           $90           $157           $356



126-36/754U-0305                                                 March 18, 2005

                        COLUMBIA SMALL COMPANY INDEX FUND
                                  (the "Fund")
                  Supplement to Prospectus dated August 1, 2004
                             Class A, B and C Shares


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

Example Expenses help you compare the cost of investing in the Fund to the cost
of investing in other mutual funds.   It uses the following hypothetical
conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain the same
o Reinvestment of all dividends and distributions
o Class B shares convert to Class A shares after eight years



  Annual Fund Operating Expenses (deducted directly from Fund Assets)
                                                               Class A            Class B            Class C
  Management fee (1) (2) (%)                                     0.20              0.20               0.20
  -------------------------------------------------------- ----------------- ------------------ ------------------
  -------------------------------------------------------- ----------------- ------------------ ------------------
  Distribution and service (12b-1) fees (%)                      0.25              1.00               1.00
  -------------------------------------------------------- ----------------- ------------------ ------------------
  -------------------------------------------------------- ----------------- ------------------ ------------------
  Other expenses  (%)                                            0.01              0.01               0.01
  -------------------------------------------------------- ----------------- ------------------ ------------------
  Total annual fund operating expenses (%)                       0.46              1.21               1.21

(1)  The Fund pays a management fee of 0.10% and an administration fee of 0.10%.
(2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.


   Example Expenses  (your actual costs may be higher or lower)
   Class                                                      1 Year        3 Years       5 Years        10 Years
   Class A                                                     $619          $714           $818          $1,121
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class B:          did not sell your shares                  $123          $384           $665          $1,257
            sold all your shares at the end of the period      $623          $684           $865          $1,257
   -------------------------------------------------------- ------------ -------------- ------------- ---------------
   Class C:          did not sell your shares                  $123          $384           $665          $1,466
            sold all your shares at the end of the period      $223          $384           $665          $1,466
   -------------------------------------------------------- ------------ -------------- ------------- ---------------


124-36/760U-0305                                                 March 18, 2005

                        COLUMBIA SMALL COMPANY INDEX FUND
                                  (the "Fund")
                  Supplement to Prospectus dated August 1, 2004
                                 Class Z Shares


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.

Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

Example Expenses help you compare the cost of investing in the Fund to the cost
of investing in other mutual funds.   It uses the following hypothetical
conditions:

o $10,000 initial investment
o 5% total return for each year
o Fund operating expenses remain the same
o Reinvestment of all dividends and distributions



  Annual Fund Operating Expenses (deducted directly from Fund Assets)
  Management fee (1) (2) (%)                                                         0.20
  -------------------------------------------------------- ----------------------------------------------------------
  -------------------------------------------------------- ----------------------------------------------------------
  Distribution and service (12b-1) fees (%)                                          0.00
  -------------------------------------------------------- ----------------------------------------------------------
  -------------------------------------------------------- ----------------------------------------------------------
  Other expenses  (%)                                                                0.01
  -------------------------------------------------------- ----------------------------------------------------------
  Total annual fund operating expenses (%)                                           0.21

(1)  The Fund pays a management fee of 0.10% and an administration fee of 0.10%.
(2) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.


   Example Expenses  (your actual costs may be higher or lower)
                   1 Year                       3 Years                   5 Years                  10 Years
                     $22                          $68                      $118                      $268




126-36/756U-0305                                                 March 18, 2005

                COLUMBIA FLORIDA INTERMEDIATE MUNICIPAL BOND FUND
                                  (The "Fund")
               SUPPLEMENT TO THE PROSPECTUSES DATED MARCH 1, 2005


         The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Nations Florida Intermediate Municipal Bond Fund (the "Acquiring Fund"), subject to approval by the Board of the Acquiring Fund and shareholders of the Fund. If shareholders of the Fund approve the proposal relating to the reorganization of the Fund, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the third quarter of 2005. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter.

         The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. For more information regarding the Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to a proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganizations has been filed with the Securities and Exchange Commission and become effective, please call 1-800-345-6611 or visit the Fund's website at www.columbiafunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.

806-36/807U-0305                                              March 18, 2005

             COLUMBIA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
                                  (The "Fund")
               SUPPLEMENT TO THE PROSPECTUSES DATED MARCH 1, 2005


         The Board of Trustees of the Fund has approved a proposal to reorganize the Fund into Columbia Intermediate Tax-Exempt Bond Fund (the "Acquiring Fund"), subject to approval by shareholders of the Fund. If shareholders of the Fund approve the proposal relating to the reorganization of the Fund, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal relating to the reorganization of their Fund at a special meeting of shareholders currently expected to be held in the third quarter of 2005. If approved at the special meeting, the reorganization is proposed to take place within a reasonable time thereafter.

         The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of any proxy. For more information regarding the Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to a proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganizations has been filed with the Securities and Exchange Commission and become effective, please call 1-800-345-6611 or visit the Fund's website at www.columbiafunds.com. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's website (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.

807-36/806U-0305                                             March 18, 2005